Shareholder Report, Holdings (Details)	Jun. 30, 2024
Investor Class | American Tower Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
Investor Class | Equinix, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
Investor Class | Prologis, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
Investor Class | Welltower, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Investor Class | UDR, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Investor Class | Ventas, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Investor Class | Extra Space Storage, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Investor Class | Digital Realty Trust, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Investor Class | Invitation Homes, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Investor Class | Equity Residential [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Investor Class | Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	28.60%
Investor Class | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
Investor Class | Apartments [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
Investor Class | Warehouse/Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
Investor Class | Storage [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
Investor Class | Single Tenant [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
Investor Class | Shopping Centers [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
Investor Class | Office Property [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Investor Class | Regional Malls [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Investor Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
Institutional Class | American Tower Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
Institutional Class | Equinix, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
Institutional Class | Prologis, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
Institutional Class | Welltower, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Institutional Class | UDR, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Institutional Class | Ventas, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Institutional Class | Extra Space Storage, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Institutional Class | Digital Realty Trust, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Institutional Class | Invitation Homes, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Institutional Class | Equity Residential [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Institutional Class | Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	28.60%
Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
Institutional Class | Apartments [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
Institutional Class | Warehouse/Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
Institutional Class | Storage [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
Institutional Class | Single Tenant [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
Institutional Class | Shopping Centers [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
Institutional Class | Office Property [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Institutional Class | Regional Malls [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Institutional Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
Institutional Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
Institutional Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
Institutional Class | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Institutional Class | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Institutional Class | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Institutional Class | Costco Wholesale Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Institutional Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Institutional Class | Visa, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Institutional Class | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Institutional Class | Lam Research Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Institutional Class | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	30.00%
Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
Institutional Class | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
Institutional Class | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
Institutional Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Institutional Class | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Institutional Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
Investor Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
Investor Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
Investor Class | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Investor Class | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Investor Class | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Investor Class | Costco Wholesale Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Investor Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Investor Class | Visa, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Investor Class | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Investor Class | Lam Research Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Investor Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.00%
Investor Class | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
Investor Class | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
Investor Class | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
Investor Class | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
Investor Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
Investor Class | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
Investor Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Investor Class | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Investor Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
Institutional Class | Cellnex Telecom SA [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
Institutional Class | 3i Infrastructure PLC [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
Institutional Class | Infratil Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
Institutional Class | Boralex, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
Institutional Class | Equinix, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
Institutional Class | Brookfield Renewable Partners LP [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Institutional Class | American Tower Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Institutional Class | Innergex Renewable Energy, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Institutional Class | Transurban Group [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Institutional Class | Northland Power, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Institutional Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Institutional Class | Renewable Energy [Member]
Holdings [Line Items]
Percent of Total Investments	35.60%
Institutional Class | Digital Infrastructure [Member]
Holdings [Line Items]
Percent of Total Investments	26.90%
Institutional Class | Diversified Infrastructure [Member]
Holdings [Line Items]
Percent of Total Investments	23.70%
Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
Institutional Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Institutional Class | United States
Holdings [Line Items]
Percent of Total Investments	30.80%
Institutional Class | Canada
Holdings [Line Items]
Percent of Total Investments	19.00%
Institutional Class | United Kingdom
Holdings [Line Items]
Percent of Total Investments	18.30%
Institutional Class | New Zealand
Holdings [Line Items]
Percent of Total Investments	7.30%
Institutional Class | Spain
Holdings [Line Items]
Percent of Total Investments	6.20%
Institutional Class | Jersey
Holdings [Line Items]
Percent of Total Investments	5.40%
Institutional Class | Australia
Holdings [Line Items]
Percent of Total Investments	4.10%
Institutional Class | Germany
Holdings [Line Items]
Percent of Total Investments	3.00%
Institutional Class | Ireland
Holdings [Line Items]
Percent of Total Investments	2.70%
Investor Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
Investor Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
Investor Class | Danaher Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
Investor Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
Investor Class | AerCap Holdings NV [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Investor Class | Palo Alto Networks, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Investor Class | Entegris, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Investor Class | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Investor Class | T-Mobile US, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Investor Class | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Investor Class | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	38.70%
Investor Class | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
Investor Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
Investor Class | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
Investor Class | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
Investor Class | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
Investor Class | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
Investor Class | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Investor Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	(3.90%)
Institutional Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
Institutional Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
Institutional Class | Danaher Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
Institutional Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
Institutional Class | AerCap Holdings NV [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Institutional Class | Palo Alto Networks, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Institutional Class | Entegris, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Institutional Class | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Institutional Class | T-Mobile US, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Institutional Class | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Institutional Class | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	38.70%
Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
Institutional Class | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
Institutional Class | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
Institutional Class | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Institutional Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	(3.90%)
Institutional Class | Republic Services, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
Institutional Class | KBR, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
Institutional Class | EMCOR Group, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
Institutional Class | MYR Group, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Institutional Class | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Institutional Class | Primo Water Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Institutional Class | DuPont de Nemours, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Institutional Class | W.R. Berkley Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Institutional Class | EOG Resources, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Institutional Class | Ziff Davis, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	38.10%
Institutional Class | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
Institutional Class | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
Institutional Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
Institutional Class | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Institutional Class | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Institutional Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Institutional Class | United States Treasury Note/Bond [Member]
Holdings [Line Items]
Percent of Total Investments	30.70%
Institutional Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Institutional Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Institutional Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Institutional Class | Danaher Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Institutional Class | AerCap Holdings NV [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Institutional Class | Ferguson PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Institutional Class | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Institutional Class | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Institutional Class | Ball Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Institutional Class | Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	58.20%
Institutional Class | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	30.70%
Institutional Class | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Institutional Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%